Income taxes	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income taxes	Income taxes

	Year ended September 30
	2025	2024
	$	$
Current income tax expense
Current income tax expense in respect of the current year	628,169	731,338
Adjustments recognized in the current year in relation to the income tax (recovery) expense of prior years	(44,889)	12,998
Total current income tax expense	583,280	744,336
Deferred income tax expense (recovery)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(33,531)	(118,893)
Deferred income tax recovery relating to changes in tax rates	(1,619)	—
Adjustments recognized in the current year in relation to the deferred income tax expense (recovery) of prior years	35,775	(27,207)
Total deferred income tax expense (recovery)	625	(146,100)
Total income tax expense	583,905	598,236

The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2025	2024
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(0.7)	(0.3)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.4)	(0.3)
Non-deductible and tax exempt items	0.5	0.3
Recognition of previously unrecognized temporary differences	—	(0.3)
Minimum income tax charge	0.2	0.2
Changes in tax laws and rates	(0.1)	—
Effective income tax rate	26.0	26.1
16.     Income taxes (continued)
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2024	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2025
	$	$	$	$	$	$	$
Accounts payable, accrued compensation and liabilities, provisions, and other long-term liabilities	132,021	—	(13,894)	—	(5,811)	3,933	116,249
Tax benefits on losses carried forward	51,180	—	618	—	—	2,164	53,962
Retirement benefits obligations	27,034	—	2,297	(13,062)	—	2,125	18,394
Capitalized research and development	174,467	—	18,545	—	—	5,370	198,382
Lease liabilities	156,479	4,360	(712)	—	—	7,925	168,052
PP&E, contract costs, intangible assets and other long-term assets	(73,149)	(44,860)	(4,353)	—	—	(4,801)	(127,163)
Right-of-use assets	(123,982)	(4,360)	3,237	—	—	(6,800)	(131,905)
Work in progress	(15,621)	—	(3,593)	—	—	(857)	(20,071)
Goodwill	(93,682)	—	(20,157)	—	—	(2,949)	(116,788)
Refundable tax credits on salaries	(24,943)	(532)	6,257	—	—	(25)	(19,243)
Cash flow and net investment hedges	14,060	—	26	5,873	—	294	20,253
Other	(2,429)	—	11,103	(285)	—	(900)	7,489
Deferred taxes, net	221,435	(45,392)	(626)	(7,474)	(5,811)	5,479	167,611

	As at September 30, 2023	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2024
	$	$	$	$	$	$	$
Accounts payable, accrued compensation and liabilities, provisions, and other long-term liabilities	112,599	—	20,946	—	(3,599)	2,075	132,021
Tax benefits on losses carried forward	56,078	—	(7,265)	—	—	2,367	51,180
Retirement benefits obligations	27,243	—	795	(356)	—	(648)	27,034
Capitalized research and development	92,880	—	82,302	—	—	(715)	174,467
Lease liabilities	169,288	—	(16,919)	—	—	4,110	156,479
PP&E, contract costs, intangible assets and other long-term assets	(123,717)	—	49,457	—	—	1,111	(73,149)
Right-of-use assets	(143,411)	—	23,077	—	—	(3,648)	(123,982)
Work in progress	(14,372)	—	(926)	—	—	(323)	(15,621)
Goodwill	(87,259)	—	(6,346)	—	—	(77)	(93,682)
Refundable tax credits on salaries	(22,568)	—	(2,478)	—	—	103	(24,943)
Cash flow and net investment hedges	(4,010)	—	14,164	5,374	—	(1,468)	14,060
Other	11,600	—	(10,707)	(3,462)	—	140	(2,429)
Deferred taxes, net	74,351	—	146,100	1,556	(3,599)	3,027	221,435

16. Income taxes (continued)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2025	As at September 30, 2024
	$	$
Deferred tax assets	239,284	242,567
Deferred tax liabilities	(71,673)	(21,132)
	167,611	221,435
As at September 30, 2025, the Company had $203,415,000 ($195,358,000 as at September 30, 2024) in operating tax losses carried forward, of which $63,937,000 ($39,077,000 as at September 30, 2024) expire at various dates from 2041 to 2043 and $139,478,000 ($156,281,000 as at September 30, 2024) have no expiry dates. As at September 30, 2025, a deferred income tax asset of $48,989,000 ($46,564,000 as at September 30, 2024) has been recognized on $188,978,000 ($180,647,000 as at September 30, 2024) of these losses. The deferred income tax assets are recognized only to the extent that it is probable that taxable income will be available against which the unused tax losses can be utilized. As at September 30, 2025, the Company had $14,437,000 ($14,711,000 as at September 30, 2024) of the unrecognized operating tax losses that have no expiry dates.
As at September 30, 2025, the Company had $471,820,000 ($470,177,000 as at September 30, 2024) in non-operating tax losses carried forward that have no expiry dates. As at September 30, 2025, a deferred income tax asset of $4,973,000 ($4,616,000 as at September 30, 2024) has been recognized on $19,254,000 ($17,869,000 as at September 30, 2024) of these losses. As at September 30, 2025, the Company had $452,566,000 ($452,308,000 as at September 30, 2024) of unrecognized non-operating tax losses.
As at September 30, 2025, the Company had $667,609,000 ($1,315,252,000 as at September 30, 2024) of cash and cash equivalents held by foreign subsidiaries. The tax implications of the repatriation of cash and cash equivalents not considered indefinitely reinvested have been accounted for and will not materially affect the Company’s liquidity. In addition, the Company has not recorded deferred tax liabilities on undistributed earnings of $11,167,109,000 ($9,308,421,000 as at September 30, 2024) coming from its foreign subsidiaries as they are considered indefinitely reinvested. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to taxation.
Organization for Economic Co-operation and Development (OECD) Pillar Two Rules
The company is subject to the minimum top-up tax under the Pillar two tax legislation. The current tax recorded during the year is nil.
The company has applied the temporary recognition exception in relation to accounting and disclosure for deferred taxes arising from the implementation of the Pillar two rules.